Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	227,788
Options Exercisable	37.13
Exercise Price (in Dollars per share) | $ / shares	$ 3.82
June 6, 2023 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	937
Options Exercisable	85.5
Exercise Price (in Dollars per share) | $ / shares	$ 0.93
September 4, 2023 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	855
Options Exercisable	44.55
Exercise Price (in Dollars per share) | $ / shares	$ 1.18
April 2, 2024 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	7,129
Options Exercisable	37.8
Exercise Price (in Dollars per share) | $ / shares	$ 1.76
June 27, 2024 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	417
Options Exercisable	38.4
Exercise Price (in Dollars per share) | $ / shares	$ 1.99
September 27, 2024 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	20,005
Options Exercisable	67.95
Exercise Price (in Dollars per share) | $ / shares	$ 2.24
October 22, 2024 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	834
Options Exercisable	60.45
Exercise Price (in Dollars per share) | $ / shares	$ 2.31
July 31, 2025 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	16,139
Options Exercisable	44.7
Exercise Price (in Dollars per share) | $ / shares	$ 3.07
July 31, 2025 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	11,080
Options Exercisable	44.7
Exercise Price (in Dollars per share) | $ / shares	$ 3.07
August 10, 2025 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	833
Options Exercisable	44.7
Exercise Price (in Dollars per share) | $ / shares	$ 3.11
November 19, 2025 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	1,024
Options Exercisable	68.85
Exercise Price (in Dollars per share) | $ / shares	$ 2.39
June 1, 2026 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	3,788
Options Exercisable	105.6
Exercise Price (in Dollars per share) | $ / shares	$ 3.97
June 29, 2026 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	21,967
Options Exercisable	84.75
Exercise Price (in Dollars per share) | $ / shares	$ 3.97
August 19, 2026 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	38,260
Options Exercisable	63
Exercise Price (in Dollars per share) | $ / shares	$ 3.2
March 18, 2027 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	1,500
Options Exercisable	19.8
Exercise Price (in Dollars per share) | $ / shares	$ 4
May 10, 2027 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	800
Options Exercisable	11.85
Exercise Price (in Dollars per share) | $ / shares	$ 4
August 17, 2027 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	99,980
Options Exercisable	6
Exercise Price (in Dollars per share) | $ / shares	$ 4.8
September 20, 2027 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	2,240
Options Exercisable	3.45
Exercise Price (in Dollars per share) | $ / shares	$ 4.8